Intangible Asset	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset
7.	Intangible Asset

On August 21, 2017, the Company entered into an intellectual property assignment agreement with Sound Decisions to revamp the company’s shoplifty website to generate and attract more traffic from potential customers. The Company made a payment of $14,000 for the website (intellectual property). The Company amortized this use right as intangible asset over ten years, and recorded amortization expense of $1,050 and $1,400 for the periods ended March 31, 2019 and June 30, 2018, respectively.

7.	Intangible Asset

On August 21, 2017, the Company entered into an intellectual property assignment agreement with Sound Decisions to revamp the company’s shopify website to generate and attract more traffic from potential customers. The Company made a payment of $14,000 for the website (intellectual property). The Company amortized this use right as intangible asset over ten years, and recorded $1,400 amortization expense for the year ended June 30, 2018.